Net Investments in Properties (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Schedule of Minimum Lease Rents Receivable
2013	$ 258,104
2014	257,837
2015	247,206
2016	236,121
2017	226,013
Thereafter	1,577,977
Total	$ 2,803,258